Financial Instruments - Disclosure of Detailed Information about Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 2,183,356	R$ 1,959,486
Financial liabilities	1,597,067	890,209
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	243,852	118,161
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	44,342	5,519
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	223,302	660,305
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,671,860	1,175,501
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	241,257	114,752
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,455	72,812
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	861,542	617,091
Retirement plans liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 374,813	R$ 85,554